UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-1144

The Finance Company of Pennsylvania

(Exact name of registrant as specified in charter)

400 Market Street, Suite 425, Philadelphia, PA 19106

(Address of principal executive offices) (Zip code)

Charles E. Mather III, President

400 Market Street, Suite 425, Philadelphia, PA 19106

(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 351-4778

Date of fiscal year end: December 31

Date of reporting period: JULY 1, 2011 — SEPTEMBER 30, 2011

Shares / Units		Cost Value	Market Value
	U. S. AGENCY SECURITIES
129,823	Fed. Home Loan Mtg. 6% 7/1/2019	134,310.39	139,955.35
349,365	Fed. Home Loan Mtg. Var.% 8/1/2019	354,317.19	376,507.40
143,864	Govt Natl Mort Assoc 5% 5/15/2039	148,985.71	157,742.71
65,762	Govt Natl Mort Assoc 6% 4/15/2036	72,128.35	73,510.94

		709,741.63	747,716.40

	BONDS
25,000	Addison Alton Zero-A 11/15/2011	24,849.57	24,876.00
300,000	Allegheny Cnty PA Hosp Dev Auth 2/01/2037	227,994.17	231,099.00
200,000	California Statewide 4.375% 1/1/2023	200,000.00	215,254.00
30,000	Cuyahoga Cnty OH Eco Dev 7.35% 6/1/2012	30,184.88	31,116.90
35,000	Cuyahoga Cnty OH Eco Dev 8.625% 6/1/2022	40,308.07	41,357.05
100,000	Cuyahoga Cnty OH H Var % 10/01/2013	100,000.00	100,704.00
60,000	Dallas Ft.Worth Arpt. 6.6% 11/1/2012	60,868.22	61,761.00
30,000	East Baton Rouge LA Mtg Fin 9/10/2014	26,076.29	27,043.20
100,000	Fulton Cty GA Devel. Auth. 5.75% 3/1/2014	100,600.69	99,180.00
225,000	Glendale Wis Cmnty Dev Auth 4.9% 10/1/2011	225,000.00	225,031.50
200,000	Goldman Sachs Group 5.375% 6/2012	197,558.59	198,988.00
75,000	Grand Terrace CA Cmty 7.2% 9/1/2018	81,463.51	87,725.25
125,000	JP Morgan Chase 3.15% 7/5/2016	124,803.35	123,902.50
20,000	Los Alamos 5.15% 7/1/12	20,018.74	20,405.60
100,000	Louisiana Hsg Fin Agy 4.75% 6/1/27	105,591.61	107,380.00
255,000	Massachusetts St. Hsg. 5.962% 6/1/2017	255,000.00	267,778.05
140,000	Montana ST BRD HSG 5.5% 7/1/2011	141,852.32	142,741.20
300,000	Verizon Deb 8% 6/1/2022	342,154.51	383,490.00
45,000	NJ Economic Dev. Auth. 5.178% 11/1/2015	45,000.00	46,899.00
150,000	City of North Little Rock AR 7/20/2014	131,075.52	134,085.00
175,000	New Mexico Mtg Fin Auth 5.35% 3/1/30	181,030.36	193,210.50
245,000	Ohio Hsg. Agy. Mtg. 5.08% 9/1/2013	243,931.31	255,860.85
200,000	Ohio St Wtr Dev Auth 4.879% 12/1/2034	200,000.00	216,144.00
180,000	Oklahoma Hsg Fin Agy 4.5% 9/1/2024	189,596.92	189,397.80
150,000	Pennsylvania Economic Dev Fing 6.25% 10/1/17	153,148.73	178,533.00
100,000	Riverside Cnty CA Single GNMA 8.35% 6/1/13	108,727.07	112,520.00
150,000	Rogers County OK Hsg 7/15/2014	131,339.40	129,826.50
100,000	Salt Lake Cnty UT Hosp 5.4% 2/15/2012	107,367.99	106,838.00
100,000	Texas St Transn Commn 5.028% 4/1/2026	100,000.00	118,773.00
320,000	University Oklahoma 5.6% 7/1/2020	320,130.33	353,612.80
100,000	Washinghton St Series B 5.5% 5/1/2018	111,572.92	112,005.00
275,000	Wisconsin St Gen Rev 5.2% 5/1/2018	275,000.00	310,095.50
245,000	Wyoming Cmnt Dev Auth 4.65% 6/01/2015	245,000.00	255,512.95
80,000	Wyoming Cmnt Dev Auth 4.8% 9/01/2015	80,000.00	83,562.40
195,000	Yorba Linda CA Redev Agy 5.25% 9/1/2015	197,041.15	197,568.15

		5,124,286.21	5,384,277.70

	SHORT-TERM SECURITIES
246,213	Blackrock Liquidity Funds Fed Fund	246,212.77	246,212.77
281,345	BNY Mellon Cash Reserve - Cooke & Bieler	281,344.50	281,344.50
9,886	BNY Mellon Cash Reserve - Board	9,885.96	9,885.96
		537,443.23	537,443.23

Shares / Units		Cost Value	Market Value
	COMMON STOCKS
9,000	American Express Co.	368,321.42	404,100.00
9,200	Avery Dennison Corp	371,114.63	230,736.00
24,400	Avon Products Inc	643,915.91	478,240.00
5,000	Becton, Dickinson & Co.	133,906.50	366,600.00
8,800	Bemis Company	269,925.00	257,928.00
8,000	Berkshire Hathaway B	352,582.30	568,320.00
13,600	Best Buy Inc.	417,057.48	316,880.00
14,200	Carnival Corp.	666,383.28	430,260.00
6,200	Chubb Corp	402,729.68	371,938.00
14,700	Cintas Corp	465,594.57	413,658.00
11,000	Coca Cola Co.	9,597.23	743,160.00
7,900	Colgate Palmolive Co.	434,958.99	700,572.00
6,600	Darden Restaurants Inc	303,716.82	282,150.00
6,900	Diageo PLC Sponsored ADR	576,883.79	523,917.00
10,800	Diebold Inc.	382,581.36	297,108.00
4,800	Dover Corp.	40,861.12	223,680.00
18,000	Dow Chemical Co.	116,337.50	404,280.00
7,500	Emerson Electric Co.	57,084.38	309,825.00
111,806	Exxon Mobil Corp.	147,560.07	8,120,469.78
22,100	General Electric Co.	423,606.41	336,804.00
9,100	Illinois Tool Works Inc.	524,816.11	378,560.00
3,500	International Business Machines Corp.	83,733.12	612,605.00
13,700	International Speedway Corp.	404,114.03	312,908.00
12,600	Johnson and Johnson	69,355.12	802,746.00
6,900	Kimberly-Clark Corp.	315,998.53	489,969.00
10,700	Kohls Corp	558,215.62	525,370.00
8,800	LAM Research	432,138.12	334,224.00
20,000	Marsh & McLennan Companies Inc.	262,438.67	530,800.00
7,500	McDonalds Corp.	101,919.75	658,650.00
13,000	Merck & Co. Inc.	138,569.18	425,230.00
22,000	Microsoft Corp.	683,960.20	547,580.00
16,200	Molex Inc. Class A	349,498.08	273,456.00
732	PA. Warehousing & Safe Deposit Co.	71,398.95	3,003,202.75
20,000	Penn Virginia Corp.	2,291.54	111,400.00
162,379	PNC Financial Services Group Inc.	98,129.58	7,825,044.01
6,600	Proctor & Gamble Company	417,590.10	416,988.00
10,400	Quest Diagnostics Inc.	538,499.21	513,344.00
8,100	Raytheon Co.	408,926.79	331,047.00
20,200	Republic Services Inc	622,689.72	566,812.00
12,000	State Street Corp.	88,500.00	385,920.00
13,975	TE Connectivity Ltd	471,801.27	393,256.50
8,200	Tyco International Ltd	410,236.98	334,150.00
6,200	United Parcel Service CL B	453,677.56	391,530.00
20,000	Verizon Communications Inc.	151,230.72	736,000.00
19,200	Vodaphone Group PLC	445,190.40	492,480.00
8,300	Walmart Stores Inc.	421,297.08	430,770.00
22,900	Western Union Co	495,828.23	350,141.00

803,692		15,606,763.10	37,954,809.04

Shares / Units		Cost Value	Market Value
	INTERNATIONAL
40,817.640	Harbor International Funds	1,865,000.00	2,046,188.29
30,707.405	Oakmark International Fund I	601,865.14	495,310.44
87,257.905	Dreyfus International Stock I	1,204,159.09	1,044,477.12
16,602.000	Vanguard Emerging Mkts. ETF	749,398.11	594,849.66

		4,420,422.34	4,180,825.52

		$26,398,656.51	$48,805,071.89

	SUMMARY
		Cost Value	Market Value
	U.S. Agency Securities	$709,741.63	$747,716.40
	Bonds	5,124,286.21	5,384,277.70
	Short-Term Securities	537,443.23	537,443.23
	Common Stock	15,606,763.10	37,954,809.04
	International	4,420,422.34	4,180,825.52

		$26,398,656.51	$48,805,071.89

Item 2. Controls and Procedures

(a) Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President, Charles E. Mather III, and Registrant’s Secretary-Treasurer, Herbert S. Riband, Jr., have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Finance Company of Pennsylvania

By	/s/ Charles E. Mather III
Charles E. Mather III, President

Date NOVEMBER 14, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ CHARLES E. MATHER III
Charles E. Mather III, President

Date NOVEMBER 14, 2011

By	/s/ Herbert S. Riband, Jr.
Herbert S. Riband, Jr.,
Secretary-Treasurer

Date NOVEMBER 14, 2011